UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	June 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               July 23, 2010
Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           33
Form 13F Information Table Value Total:       409129
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Arthur J. Gallagher	COM	363576109	15291	627195	SOLE
Atmos Energy		COM	49560105	241	8900	SOLE
Beckman Coulter		COM	75811109	21495	356520	SOLE
Brinks 			COM	109696104	15694	824689	SOLE
Broadridge		COM	11133T103	17721	930225	SOLE
Choice Hotels		COM	169905106	5241	173500	SOLE
Church & Dwight		COM	171340102	14863	237015	SOLE
Cintas			COM	172908105	19480	812680	SOLE
Coinstar		COM	19259p300	11103	258390	SOLE
Compass Minerals 	COM	20451n101	19697	280258	SOLE
Conoco Phillips		COM	20825c104	216	4400	SOLE
Covance			COM	222816100	10680	208100	SOLE
Deluxe			COM	248019101	268	14300	SOLE
Energizer Holdings	COM	29266r108	14100	280420	SOLE
Equifax 		COM	294429105	17776	633495	SOLE
HCP REIT 		COM	40414L109	223	6900	SOLE
Hillenbrand		COM	431571108	14527	679164	SOLE
Intl Flav & Fragrances	COM	459506101	15343	361684	SOLE
Intl Game Technology	COM	459902102	16413	1045390	SOLE
Iron Mountain		COM	462846106	6137	273250	SOLE
Jack Henry		COM	426281101	15395	644691	SOLE
Lender Process Svcs	COM	52602e102	16957	541590	SOLE
Liberty Starz Group	COM	53071m708	18133	349780	SOLE
McCormick		COM	579780206	21886	576548	SOLE
Mobile Mini		COM	60740f105	19921	1223623	SOLE
Newell Rubbermaid	COM	651229106	14813	1011800	SOLE
Perrigo			COM	714290103	13368	226315	SOLE
Prospect Capital	COM	74348t102	181	18775	SOLE
SEIC			COM	784117103	13922	683775	SOLE
Sigma-Aldrich		COM	826552101	6784	136150	SOLE
Total System Services	COM	891906109	15010	1103688	SOLE
Towers Watson		COM	891894107	10256	263999	SOLE
Waters			COM	941848103	5994	92650	SOLE